Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares [1]	Dec. 31, 2021 KRW (₩) ₩ / shares [2]
Statement of comprehensive income [abstract]
Interest income	₩ 29,145,079	$ 22,576,109	₩ 20,787,577	₩ 15,210,878
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	27,705,759	21,461,195	19,841,175	14,620,490
Interest income from financial instruments at fair value through profit or loss	1,415,366	1,096,359	929,735	590,388
Insurance finance interest income	23,954	18,555	16,667	0
Interest expense	(17,003,362)	(13,170,997)	(9,272,252)	(3,981,306)
Interest expense	(15,426,706)	(11,949,702)	(7,776,631)	0
Insurance finance interest expense	(1,576,656)	(1,221,295)	(1,495,621)	0
Net interest income	12,141,717	9,405,112	11,515,325	11,229,572
Fee and commission income	5,368,074	4,158,171	5,125,930	5,323,606
Fee and commission expense	(1,694,550)	(1,312,617)	(1,611,028)	(1,698,023)
Net fee and commission income	3,673,524	2,845,554	3,514,902	3,625,583
Insurance income	10,978,808	8,504,309	10,072,490	16,107,858
Insurance income	10,295,693	7,975,160	9,550,101	16,107,858
Reinsurance income	683,115	529,149	522,389	0
Insurance expense	(9,555,856)	(7,402,074)	(8,761,399)	(15,551,147)
Insurance service expense	(8,718,748)	(6,753,641)	(7,989,645)	(15,551,147)
Reinsurance expense	(837,108)	(648,433)	(771,754)	0
Net insurance income	1,422,952	1,102,235	1,311,091	556,711
Net gains (losses) on financial instruments at fair value through profit or loss before applying overlay approach	2,163,065	1,675,535	(1,139,818)	1,160,981
Losses on overlay adjustments	0	0	0	(165,677)
Net gains (losses) on financial instruments at fair value through profit or loss	2,163,065	1,675,535	(1,139,818)	995,304
Other insurance finance income (expenses)	(459,135)	(355,652)	841,227	0
Net other operating expenses	(2,712,989)	(2,101,513)	(2,262,123)	(1,923,567)
General and administrative expenses	(6,647,406)	(5,149,156)	(6,643,654)	(7,200,853)
Operating income before provision for credit losses	9,581,728	7,422,115	7,136,950	7,282,750
Provision for credit losses	(3,146,409)	(2,437,244)	(1,847,775)	(1,185,133)
Net operating income	6,435,319	4,984,871	5,289,175	6,097,617
Share of profit (loss) of associates and joint ventures	33,110	25,648	(28,755)	93,526
Net other non-operating income (expenses)	(297,980)	(230,819)	189,324	(109,537)
Net non-operating income (expenses)	(264,870)	(205,171)	160,569	(16,011)
Profit before income tax expense	6,170,449	4,779,700	5,449,744	6,081,606
Income tax expense	(1,607,018)	(1,244,814)	(1,518,343)	(1,697,225)
Profit for the year	4,563,431	3,534,886	3,931,401	4,384,381
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(72,170)	(55,904)	239,701	(45,510)
Share of other comprehensive income (loss) of associates and joint ventures	(2)	(1)	183	51
Gains (losses) on equity securities at fair value through other comprehensive income	69,605	53,917	(932,058)	903,398
Fair value changes on financial liabilities designated at fair value through profit or loss due to own credit risk	(52,863)	(40,948)	38,855	13,715
Items that will not be reclassified to profit or loss (Sub Total)	(55,430)	(42,936)	(653,319)	871,654
Items that may be reclassified subsequently to profit or loss
Currency translation differences	317	245	165,568	255,907
Gains (losses) on debt securities at fair value through other comprehensive income	3,304,471	2,559,681	(5,342,895)	(924,698)
Shares of other comprehensive income (loss) of associates and joint ventures	26	20	(545)	498
Gains (losses) on cash flow hedging instruments	53,923	41,769	26,168	20,864
Gains (losses) on hedging instruments of net investments in foreign operations	(14,659)	(11,355)	(79,085)	(57,935)
Other comprehensive income (loss) arising from separate account	(2,222,024)	(1,721,205)	6,007,276	(63,814)
Gains (losses) on overlay adjustment	0	0	0	120,282
Items that may be reclassified subsequently to profit or loss(Sub Total)	1,122,054	869,155	776,487	(648,896)
Other comprehensive income for the year, net of tax	1,066,624	826,219	123,168	222,758
Total comprehensive income for the year	5,630,055	4,361,105	4,054,569	4,607,139
Profit attributable to:
Shareholders of the parent company	4,631,932	3,587,947	4,152,992	4,409,543
Non-controlling interests	(68,501)	(53,061)	(221,591)	(25,162)
Profit for the year	4,563,431	3,534,886	3,931,401	4,384,381
Total comprehensive income for the year attributable to:
Shareholders of the parent company	5,704,929	4,419,103	4,262,621	4,610,549
Non-controlling interests	(74,874)	(57,998)	(208,052)	(3,410)
Total comprehensive income for the year	₩ 5,630,055	$ 4,361,105	₩ 4,054,569	₩ 4,607,139
Earnings Per Share
Basic earnings per share | (per share)	₩ 11,580	$ 8.97	₩ 10,334	₩ 11,134
Diluted earnings per share | (per share)	₩ 11,312	$ 8.76	₩ 10,099	₩ 10,890

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.